COMMITMENTS AND CONTINGENCIES (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) ft² $ / shares shares	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 16, 2022 USD ($)	Apr. 30, 2022 ft²	Jan. 02, 2022 USD ($)	Apr. 30, 2019 ft²	May 31, 2018 ft²	Jan. 31, 2017 ft²
Product Liability Contingency [Line Items]
Area of land | ft²		15,000			15,000
Right of use asset		$ 2,128			$ 2,128
Rent lease expense		100	$ 100		400	$ 500	600	$ 500
For cash, net of issuance costs, shares | shares	300,000
Fair value of common stock	$ 1,800			$ 25,362				2,403
Reimbursement for legal fee	$ 50
Fair value | $ / shares	$ 7.50
Litigation settlement								3,331
Emplyee contribution compensation description							The Company matches the entire amount of the employee contributions up to 3% of the participating employee’s compensation, and then 50% of employee contributions between 4% and 5% of the participating employee’s compensation.
Employee contribution percentage							50.00%
Matching contribution percentage							100.00%
Total contribution							$ 400	300
Common Stock [Member]
Product Liability Contingency [Line Items]
For cash, net of issuance costs, shares | shares				4,600,000
Fair value of common stock
Warrants | shares	325,000
Estimated fair value of warrants	$ 1,500
Johnstown Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²														2,220
Right of use asset											$ 400
Estimated borrowing rate											6.90%
Highland Ranch Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²													3,643
Right of use asset											$ 1,400
Estimated borrowing rate											6.80%
Orem Utah [Member]
Product Liability Contingency [Line Items]
Area of land | ft²	4,800
Right of use asset											$ 600
Estimated borrowing rate											6.90%
Highlands Ranch Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²												3,231
Right of use asset											$ 100
Estimated borrowing rate											6.70%
Denver Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²												14,732
Right of use asset											$ 1,400
Estimated borrowing rate											6.80%
Littleton Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²										8,253
Right of use asset									$ 1,600
Estimated borrowing rate									10.50%